Concentration of Credit Risk - Schedule of Single Customers Total Revenue (Details) - Customer Concentration Risk [Member] - Total Revenue [Member] - USD ($)	6 Months Ended
	Jun. 30, 2025		Jun. 30, 2024
Customer A [Member]
Concentration Risk [Line Items]
Total Revenue, Amount	$ 3,897,127		$ 7,868,153
Total Revenue, Percentage	33.80%		23.90%
Customer B [Member]
Concentration Risk [Line Items]
Total Revenue, Amount	$ 1,803,456			[1]
Total Revenue, Percentage	15.70%			[1]
Customer C [Member]
Concentration Risk [Line Items]
Total Revenue, Amount	$ 1,443,077			[1]
Total Revenue, Percentage	12.50%			[1]
Customer D [Member]
Concentration Risk [Line Items]
Total Revenue, Amount	$ 1,261,059			[1]
Total Revenue, Percentage	10.90%			[1]
Customer E [Member]
Concentration Risk [Line Items]
Total Revenue, Amount		[1]	$ 4,715,701
Total Revenue, Percentage		[1]	14.30%

[1]	represent percentage less than 10%